Financial Risks - Summary of Realized Gains and (Losses) on Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Quality Of Debt Securities [abstract]
Gross realized gains	€ 161	€ 405
Gross realized losses	€ (49)	€ (66)